GOODWILL (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 5,250	$ 5,355
Florence copper project [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired			100.00%